Material Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Material Accounting Policies [Line Items]
Loss for the year	$ (51,869)	$ (109,228)	$ (58,790)
Net cash outflows from operating activities	(51,819)	(56,652)	(43,223)
Cash and cash equivalents	60,902	$ 91,492	$ 42,758	$ 64,131
Net current assets	18,704
License agreement	10,000
Aggregate amount	$ 800,000
Number of operating segments	1
Federal deposit insurance corporation	$ 250,000
Computer software [member]
Material Accounting Policies [Line Items]
Estimated useful life	5 years